STATEMENT OF INVESTMENTS
BNY Mellon Japan Womenomics Fund

April 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Japan - 96.5%
Aeon Delight	2,000		57,330
Ain Holdings	400		22,395
Anest Iwata	3,800		29,675
Arata	1,500		62,065
Aruhi	1,900		22,029
Astellas Pharma	2,800		46,347
Dai-ichi Life Holdings	1,900		23,859
Daikin Industries	600		77,770
Dentsu Group	1,300		27,319
DIC	1,200		27,952
Disco	200		44,925
DKS	1,000		42,363
EM Systems	4,000		29,226
H.I.S	2,200		29,313
Hitachi	1,900		57,006
Hoosiers Holdings	4,700		26,768
Hoya	500		45,694
Isuzu Motors	4,400		33,569
Japan Hospice Holdings	1,100	[a]	17,291
JINS Holdings	600		31,766
Kitanotatsujin	6,600		31,329
Kyowa Exeo	2,400		58,678
Lawson	900		46,539
Mitsubishi Heavy Industries	1,600		40,914
Mitsubishi UFJ Financial Group	8,800		35,362
NICHIAS	2,700		54,459
Nichirei	1,100		27,422
Nidec	1,200		69,700
Nippon Gas	1,800		59,401
Nippon Telegraph & Telephone	3,200		72,903
NTT Docomo	1,100		32,288
Omron	700		41,101
ORIX	2,800		33,330
Penta-Ocean Construction	13,200		67,110
Premium Group	1,500		24,810
Recruit Holdings	1,800		52,804
Rohm	500		31,630
Ryohin Keikaku	2,000		23,864
S Foods	2,000		42,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Japan - 96.5% (continued)
Sanrio		1,600		23,801
Santen Pharmaceutical		4,000		70,632
SCSK		800		35,997
Shimizu		6,400		49,506
Sohgo Security Services		700		33,522
Star Mica Holdings		1,700		23,313
Subaru		1,800		36,229
Sumitomo Mitsui Financial Group		1,500		39,504
Tokyo Ohka Kogyo		1,500		64,325
Tokyu		3,400		51,158
Yamaha		600		24,280
Total Common Stocks (cost $2,337,767)				2,053,053
	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $36,889)	0.33	36,889	[b]	36,889
Total Investments (cost $2,374,656)		98.2%		2,089,942
Cash and Receivables (Net)		1.8%		39,055
Net Assets		100.0%		2,128,997

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Japan Womenomics Fund

April 30, 2020 (Unaudited)

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	-	2,053,053	††	-	2,053,053
Investment Companies	36,889	-		-	36,889

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At April 30, 2020, accumulated net unrealized depreciation on investments was $284,714, consisting of $103,224 gross unrealized appreciation and $387,938 gross unrealized depreciation.

At April 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.